SCHEDULE OF CONVERTIBLE LOANS (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 07, 2020 SGD ($)	Dec. 10, 2019 SGD ($)
Convertible loans	$ 2,537,479	$ 3,401,237	$ 2,310,757	$ 2,323,423	$ 250,000	$ 1,500,000